Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings per share
Earnings per share
Effective with our IPO, basic and diluted earnings per share of Class A and Class B common stock is computed by dividing net income attributable to trivago N.V., after adjusting for noncontrolling interest, by the weighted average number of Class A and Class B common stock outstanding during the same period. Diluted earnings per share is calculated using our weighted-average outstanding common shares including the dilutive effect of stock awards as determined under the treasury stock method.
There were no shares of Class A or Class B common stock outstanding prior to December 16, 2016, therefore no earnings per share information has been presented for any period prior to that date.
The following table presents our basic and diluted earnings per share:

(In thousands, except per share data)	December 16, 2016 through December 31, 2016	January 1, 2017 through December 31, 2017
Numerator:
Net income (loss)	€1,185	€(13,049)
Less: net income attributable to noncontrolling interest	285	568
Net income (loss) attributable to trivago N.V.	€900	€(12,481)
Denominator:
Weighted average shares of Class A and Class B common stock outstanding - basic and diluted	237,811	274,666

Earnings per share attributable to trivago N.V. available to Class A and Class B common stockholders - basic and diluted	€—	€(0.05)

Diluted weighted average common shares outstanding does not include the effects of the exercise of outstanding stock options as the inclusion of these instruments would have been anti-dilutive.